Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary shares, par value (In NIS)	$ 1.0	$ 1.0
Ordinary shares, shares authorized	5,000,000	5,000,000
Ordinary shares, shares issued	2,780,707	2,780,707
Ordinary shares, shares outstanding	1,255,640	1,255,640
Treasury shares	1,525,067	1,525,067